Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0000909327
Entity Registrant Name	Suzano S.A.
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--06-30